Goodwill and Other Intangible Assets - Changes in Goodwill and Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		¥ 22,393		¥ 23,253
Ending balance		25,452		22,393
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		30,403		29,838
Acquisitions		5,687		3,223
Acquisition through business combinations		615		1,224
Loss of control of subsidiaries(6)				(2,977)
Disposals or sales		(3,828)	[1]	(8)
Exchange differences		26		(706)
Other		(120)		(191)
Ending balance		32,783		30,403
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		8,010		6,585
Loss of control of subsidiaries(6)				(1,086)
Disposals or sales		(3,536)	[1]	(6)
Amortization		2,761		2,716
Impairment		96	[2]	212
Exchange differences		42		(297)
Other		(42)		(114)
Ending balance		7,331		8,010
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		17,095		16,767
Ending balance		17,651		17,095
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		19,248		19,093
Acquisition through business combinations		615		1,224
Loss of control of subsidiaries(6)				(560)
Disposals or sales	[1]	(2,113)
Exchange differences		(59)		(464)
Other				(45)
Ending balance		17,691		19,248
Goodwill [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,153		2,326
Disposals or sales	[1]	(2,113)
Exchange differences				(173)
Ending balance		40		2,153
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		734	[3]	988	[4]
Ending balance	[3]	4,313		734
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,315	[3]	2,350	[4]
Acquisitions		3,868	[3]	225	[4]
Loss of control of subsidiaries(6)	[4],[5]			(191)
Disposals or sales		(728)	[1]	(8)	[4]
Exchange differences		2	[3]	(61)	[4]
Other	[3]	372
Ending balance	[3]	5,829		2,315
Software [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,581	[3]	1,362	[4]
Loss of control of subsidiaries(6)	[4],[5]			(50)
Disposals or sales		(717)	[1]	(6)	[4]
Amortization		652	[3]	262	[4]
Impairment	[4]			52
Exchange differences	[4]			(39)
Ending balance	[3]	1,516		1,581
Music rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		425		460
Disposals or sales	[1]	(425)
Exchange differences				(35)
Ending balance				425
Music rights [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		425		460
Disposals or sales	[1]	(425)
Exchange differences				(35)
Ending balance				425
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		238		416
Ending balance		82		238
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		723		741
Exchange differences		(2)		(18)
Ending balance		721		723
Customer relationships [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		485		325
Amortization		155		168
Exchange differences		(1)		(8)
Ending balance		639		485
Game publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				1,465
Game publishing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				1,749
Loss of control of subsidiaries(6)				(1,790)
Exchange differences				41
Game publishing rights [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				284
Loss of control of subsidiaries(6)				(912)
Amortization				636
Exchange differences				(8)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,326	[6]	3,617	[7]
Ending balance	[6]	3,406		4,326
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		7,692	[6]	5,445	[7]
Acquisitions		1,819	[6]	2,998	[7]
Loss of control of subsidiaries(6)	[5],[7]			(436)
Disposals or sales	[1],[6]	(562)
Exchange differences		85	[6]	(169)	[7]
Other		(492)	[6]	(146)	[7]
Ending balance	[6]	8,542		7,692
Other intangible assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		3,366	[6]	1,828	[7]
Loss of control of subsidiaries(6)	[5],[7]			(124)
Disposals or sales	[1],[6]	(281)
Amortization		1,954	[6]	1,650	[7]
Impairment		96	[2],[6]	160	[7]
Exchange differences		43	[6]	(34)	[7]
Other		(42)	[6]	(114)	[7]
Ending balance	[6]	¥ 5,136		¥ 3,366

[1]	Mainly related to the liquidation of the MixRadio business.
[2]	Refer to Note 11 Impairment for further details.
[3]	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2019 was four years.
[4]	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2018 was three years.
[5]	The balances were mainly comprised with the changes in the Group’s ownership ratio of LINE Games Corporation (renamed from NextFloor Corporation) resulting in the investment to be accounted for as an associate under the equity method rather than as a consolidated subsidiary. Refer to Note 30 Principal Subsidiaries for further details.
[6]	The balances of acquisition cost of others as of December 31, 2019 mainly consist of 2,011 million yen of licenses for LINE TV, 632 million yen of domain name, and 439 million yen of trademark and patented technology. The balances of carrying amounts as of December 31, 2019 of these intangible assets were 918 million yen, 549 million yen and 248 million yen, respectively.
[7]	Others mainly consist of 1,471 million yen for acquisition of licenses for LINE TV, 651 million yen for acquisition of domain name, and 437 million yen for Gatebox Inc.’s acquisition of trademark and patented technology. The carrying amounts as of December 31, 2018 of these intangible assets were 1,064 million yen, 587 million yen and 306 million yen, respectively.